Share-Based Compensation Plans (Narrative) (Details) $ / shares in Units, $ in Millions		12 Months Ended
		Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 USD ($)	Dec. 31, 2012 shares
Compensation cost for share-based payments | $		$ 51.2	$ 38.9	$ 43.3
Restricted Stock Units [Member]
Fair value vested during period | $		$ 10.1
Granted, restricted stock and units		2,938,000
Granted, weighted-average grant-date fair value | $ / shares		$ 7.91
Vested, restricted stock and units		1,084,000
Nonvested, ending balance, restricted stock and units		6,022,000	4,995,000
Performance Restricted Stock Units [Member]
Granted, restricted stock and units		2,013,000
Granted, weighted-average grant-date fair value | $ / shares		$ 7.49
Vested, restricted stock and units		0
Nonvested, ending balance, restricted stock and units	[1]	5,334,000	4,976,000
Restricted Stock Units and Performance Restricted Stock Units [Member]
Unrecognized compensation cost | $		$ 45.4
Unrecognized compensation costs, recognized over a weighted average period		1 year 8 months 12 days
2010 Plan [Member]
Multiplier for grant award		2.33
Maximum award, number of shares		32,000,000
Two Thousand And Thirteen Plan [Member]
Multiplier for grant award		3.13
Maximum award, number of shares		55,000,000
Restricted Stock Units - Treasury Stock [Member]
Unrecognized compensation cost | $		$ 2.5
Vested, restricted stock and units		40,000
Nonvested, ending balance, restricted stock and units	[1]	569,596
Compensation cost for share-based payments | $		$ 2.7	$ 0.8	$ 1.4
2013 [Member] | Performance Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award		In 2013, we granted performance restricted stock units that would vest and settle after three years only upon the satisfaction of certain performance conditions over three years.
2014 [Member] | Performance Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award		In 2014, we granted performance restricted stock units that would vest and settle after three years only upon the satisfaction of certain performance conditions over three years.
2015 [Member] | Performance Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award		In 2015, we granted performance restricted stock units that would vest and settle after three years only upon the satisfaction of certain performance conditions over two years ("2015 PRSUs"). In addition, if the performance conditions are achieved above target, these performance restricted stock units are subject to a market condition in which the number of performance restricted stock units that vest will be limited to the target amount if the Company’s absolute total shareholder return during the three-year service period is negative. If the performance conditions are achieved, the range of possible payouts of these performance restricted stock units is limited to a minimum of 50% of target to a maximum of 150% of target.
2015 [Member] | Restricted Stock Units - Treasury Stock [Member]
Vesting period, years		3 years
Granted, restricted stock and units		489,596
Granted, weighted-average grant-date fair value | $ / shares		$ 9.00
2015 [Member] | Performance Restricted Stock Units - Treasury Stock [Member]
Unrecognized compensation cost | $		$ 0.7
Granted, restricted stock and units		121,951
Granted, weighted-average grant-date fair value | $ / shares		$ 7.49
Nonvested, ending balance, restricted stock and units	[1]	121,951
Compensation cost for share-based payments | $		$ 0.2
Late 2015 [Member] | Performance Restricted Stock Units [Member]
Unrecognized compensation cost | $		$ 3.0
Granted, restricted stock and units		1,123,183
Compensation cost for share-based payments | $		$ 1.6
2012 [Member] | Restricted Stock Units - Treasury Stock [Member]
Vesting period, years		5 years
Granted, restricted stock and units					200,000
Granted, weighted-average grant-date fair value | $ / shares		$ 21.69
2010 Plan [Member] | Stock Options [Member]
Vesting period, years		3 years
Contractual term, years		10 years
2010 Plan [Member] | SARs [Member]
Vesting period, years		3 years
2010 Plan [Member] | Restricted Stock Units [Member]
Vesting period, years		3 years
2010 Plan [Member] | Performance Restricted Stock Units [Member]
Vesting period, years		3 years
2010 Plan [Member] | Director [Member] | Restricted Stock Units [Member]
Vesting period, years		1 year
2013 Plan [Member] | Restricted Stock Units [Member]
Vesting period, years		3 years
Performance period		3 years
2013 Plan [Member] | Performance Restricted Stock Units [Member]
Vesting period, years		3 years
Performance period		3 years
2015 PRSUs [Member] | Performance Restricted Stock Units [Member]
Vesting period, years		3 years
Performance period		2 years
Minimum [Member]
Target payout, percentage		50.00%
Maximum [Member]
Target payout, percentage		150.00%

[1]	Based on initial target payout.